LightMiner Systems, Inc. Asset Acquisition (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 02, 2016	Apr. 24, 2015	Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Common shares issued for acquisition, value				$ 567,000	$ 2,896,000
Issued shares of common stock for the settlement	$ 2,896,000
Issued shares of common stock for the settlement, shares	102,895
Issuance of common stock under Lightminer acquisition remain in escrow			$ 567,000
Issuance of common stock under Lightminer acquisition remain in escrow, shares			18,905
Common Stock [Member]
Business Acquisition [Line Items]
Should be stock options issued for acquistion				18,905	102,895,000
Common shares issued for acquisition, value					$ 2,000
Issuance of common stock under Lightminer acquisition remain in escrow					$ 567,000
Issuance of common stock under Lightminer acquisition remain in escrow, shares					18,905
Lightminer Systems, Inc. [Member]
Business Acquisition [Line Items]
Cash paid to acquire company		$ 19,000
Lightminer owner ownership percentage		19.00%
Stock purchase price consideration		$ 3,200,000
Acquisition purchase price to be placed in escrow		$ 567,150
Minimum price per share		$ 30.00
Shares of stock to be issued to acquire a business		127,000
Fair value of common stock		$ 286,000
Should be stock options issued for acquistion		100,000
Common shares issued for acquisition, value		$ 200,000
Value of common shares issued for acquisition		3,686,000
Total purchase price of acquisition		$ 3,705,000
Description of acquired entiry		The Sysorex Weighted Average Price means the volume-weighted daily average of the price of the Company's Common Stock for the twenty (20) trading days immediately prior to the date of determination; however, the price may not be less than $30.00 per share.